PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - Dec. 31, 2023 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 375.7	$ 108.8
Essakane mine
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	108.8
Doyon division, including Westwood mine
Disclosure of other provisions [line items]
Undiscounted amounts required	278.3	0.0
Côté Gold project | Discontinued operations
Disclosure of other provisions [line items]
Undiscounted amounts required	92.0	0.0
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 5.4	$ 0.0